SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 27    SUPPLEMENTAL CASH FLOW INFORMATION

	Years Ended December 31,
	2017	2016	2015
Income and mining taxes paid, net of refunds	$214	$85	$77
Interest paid, net of amounts capitalized	$239	$276	$306

Non-cash Investing Activities

During 2017, the Company recorded a non-cash increase to construction-in-progress included as part of Property, plant and mine development, net and a corresponding increase to financing obligations included in Debt of $14 under build-to-suit arrangements related to the Tanami Power project.

During 2016 the Company entered into an agreement at Boddington waiving certain mining requirements which resulted in a non-cash increase to Other non-current assets of $22.

Non-cash Financing Activities

Distributions declared to noncontrolling interests of $170 and $21 for the years ended December 31, 2017 and 2016, respectively, represent distributions declared to Staatsolie from Merian. The Company paid $178 and $3 in distributions during the years ended December 31, 2017 and 2016, respectively, related to current and prior period distributions declared. Differences are due to timing of payments. There were no distributions prior to Merian achieving commercial production in October 2016.

Cash calls requested from noncontrolling interests of $97,  $81 and $90 for the years ended December 31, 2017, 2016 and 2015, respectively, represent cash calls requested from Staatsolie, of which $94,  $66 and $109 had been paid as of December 31, 2017, 2016 and 2015, respectively. Differences are due to timing of receipts.